Income taxes - Disclosure of income tax recovery (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expected recovery at the statutory rate	$ (19,135)	$ (6,184)
Non-taxable revaluation of warrant liabilities	6,459	(459)
Non-deductible expenses including stock compensation	1,418	589
Unrecognized deductible temporary differences	11,258	6,054
Total income tax recovery	$ 0	$ 0
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory tax rate	27.00%	26.50%